Property and Equipment, Net (Schedule of Property and Equipment, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Cost	$ 487	$ 529
Less - accumulated depreciation	(311)	(279)
Property Plant And Equipment Net	176	250
Computers [Member]
Property, Plant and Equipment [Line Items]
Cost	60	68
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	16	33
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	397	400
Website development [Member]
Property, Plant and Equipment [Line Items]
Cost	14	14
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 0	$ 14